Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 5,840	$ 3,505
Other receivable and prepaid expenses	3,286	3,159
Total current assets	9,126	6,664
NON-CURRENT ASSETS:
Lease deposits	5	5
long-term investment	1,829	917
Property, plant and equipment, net	24	28
Total long-term assets	1,858	950
Total assets	10,984	7,614
CURRENT LIABILITIES:
Trade payables	668	427
Deferred revenues	792	330
Other accounts payable	697	997
Total current liabilities	2,157	1,754
NON-CURRENT LIABILITIES:
Deferred revenues	2,317	846
Total long-term liabilities	2,317	846
CONTINGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	2,633	2,123
Share premium	81,646	81,104
Capital reserve from share-based payment transactions	5,713	5,547
Warrants exercisable into shares	12,408	8,815
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(97,017)	(93,702)
Total equity	6,510	5,014
Total liabilities and equity	$ 10,984	$ 7,614